INVESTMENT IN PC GOLD INC	12 Months Ended
Dec. 31, 2025
INVESTMENT IN PC GOLD INC
INVESTMENT IN PC GOLD INC.

8. INVESTMENT IN PC GOLD INC.

As at December 31, 2025, the Company owns a 30% interest in PC Gold Inc. and maintains significant influence, which requires the investment to be accounted for using equity accounting. As at December 31, 2025, the carrying value of the investment in PC Gold Inc. was $21,524,000 (December 31, 2024 - $21,527,000). The subsequent equity accounting for PC Gold is based on audited results that are publicly available information for the year ended June 30, 2025, and on the unaudited financial information for the six-month period ended December 31, 2025.

As at December 31, 2025, the Company has recorded an option liability of $4,692,000 (December 31, 2024 - $3,974,000), which represents the additional net dilution that would result from FireFly Metals completing its additional 10% equity interest in PC Gold Inc. Following receipt of $3,000,000 under this option, First Mining’s ownership would reduce to 20%. The FireFly Metals Earn-In Agreement requires First Mining to contribute its prorata share of environmental reclamation funding, which was 30% as at December 31, 2025.

As at December 31, 2025, the Company has recorded a liability for reclamation funding of $151,000 (December 31, 2024 - $151,000), which is in line with FireFly Metals’ estimate of the environmental reclamation provision.

On February 9, 2026, Firefly Metals Ltd. (“Firefly”) announced the sale of its 70% interest in PC Gold Inc. to Bellavista Resources Limited (“Bellavista”) for 60 million shares as upfront consideration upon completion of the Acquisition, together with 50 million performance rights as contingent consideration. In connection with this transaction, Bellavista has indicated its intention to exercise the PC Gold buydown right to increase their ownership to 80% of the Project by paying $3.0 million in cash, subject to completion of the transaction. Management performed an impairment assessment at December 31, 2025, and concluded no impairment was required as the estimated recoverable amount exceeded the carrying value of $21.5 million.